Shareholder Fees - FidelitySeriesOpportunisticInsightsFund-PRO	Mar. 01, 2024 USD ($)
FidelitySeriesOpportunisticInsightsFund-PRO | Fidelity Series Opportunistic Insights Fund
Shareholder Fees:
(fees paid directly from your investment)	none